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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21507

Evergreen Utilities and High Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices)   (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Utilities and High Income Fund, for the quarter ended November 30, 2008. This series has August 31 fiscal year end.

Date of reporting period: November 30, 2008

Item 1 – Schedule of Investments

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS

November 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 26.8%
CONSUMER DISCRETIONARY 4.9%
Auto Components 0.3%
Cooper Standard Automotive, Inc., 7.00%, 12/15/2012	$45,000	$19,800
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	530,000	193,450
Goodyear Tire & Rubber Co.:
7.86%, 08/15/2011	100,000	73,500
9.00%, 07/01/2015	55,000	41,250

		328,000

Automobiles 0.0%
General Motors Corp., 6.75%, 12/01/2014	60,000	19,513

Diversified Consumer Services 0.2%
Carriage Services, Inc., 7.875%, 01/15/2015	145,000	116,725
Service Corporation International, 6.75%, 04/01/2015	10,000	7,650
Sotheby’s, 7.75%, 06/15/2015 144A	90,000	55,481

		179,856

Hotels, Restaurants & Leisure 0.9%
Boyd Gaming Corp., 7.75%, 12/15/2012	15,000	12,450
Caesars Entertainment, Inc.:
7.875%, 03/15/2010	315,000	165,375
8.125%, 05/15/2011	135,000	46,575
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	145,000	48,575
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	216,000	92,880
MGM MIRAGE, 8.50%, 09/15/2010	75,000	42,937
Pinnacle Entertainment, Inc., 8.75%, 10/01/2013	10,000	7,650
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	50,000	42,500
Seneca Gaming Corp., 7.25%, 05/01/2012	205,000	138,375
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	330,000	150,150
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	190,000	123,975

		871,442

Household Durables 1.5%
Centex Corp., 5.80%, 09/15/2009	285,000	270,037
D.R. Horton, Inc.:
4.875%, 01/15/2010	125,000	115,000
9.75%, 09/15/2010	270,000	239,625
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010	90,000	69,300
6.50%, 01/15/2014	61,000	15,555
11.50%, 05/01/2013	30,000	23,100
Lennar Corp.:
5.125%, 10/01/2010	355,000	275,125
7.625%, 03/01/2009	110,000	107,250
Libbey, Inc., FRN, 9.93%, 06/01/2011	270,000	121,500
Meritage Homes Corp., 7.00%, 05/01/2014	185,000	111,925
Pulte Homes, Inc.:
7.875%, 08/01/2011	35,000	30,100
8.125%, 03/01/2011	65,000	56,225

		1,434,742

Internet & Catalog Retail 0.1%
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016 144A	80,000	40,400

Media 0.8%
Charter Communications, Inc.:
8.00%, 04/30/2012 144A	90,000	64,575
10.875%, 09/15/2014 144A	375,000	270,937

1

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
CSC Holdings, Inc., 7.625%, 04/01/2011	$80,000	$71,200
DIRECTV Group, Inc., 7.625%, 05/15/2016	10,000	8,575
Idearc, Inc., 8.00%, 11/15/2016	655,000	57,313
Lamar Media Corp.:
6.625%, 08/15/2015	55,000	40,150
7.25%, 01/01/2013	35,000	27,913
Mediacom, LLC, 7.875%, 02/15/2011	100,000	82,000
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A	240,000	64,800
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	170,000	133,025

		820,488

Multiline Retail 0.1%
Macy’s, Inc., 7.875%, 07/15/2015	85,000	57,592
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	85,000	36,550

		94,142

Specialty Retail 0.7%
American Achievement Corp., 8.25%, 04/01/2012 144A	535,000	529,650
AutoZone, Inc., 6.50%, 01/15/2014	10,000	8,666
Best Buy Co., Inc., 6.75%, 07/15/2013 144A	55,000	51,626
Home Depot, Inc., 5.875%, 12/16/2036	120,000	77,803

		667,745

Textiles, Apparel & Luxury Goods 0.3%
Oxford Industries, Inc., 8.875%, 06/01/2011	285,000	203,775
Visant Corp., 7.625%, 10/01/2012	135,000	108,675

		312,450

CONSUMER STAPLES 0.5%
Food Products 0.3%
Dean Foods Co., 6.625%, 05/15/2009	40,000	39,500
Del Monte Foods Co.:
6.75%, 02/15/2015	30,000	24,600
8.625%, 12/15/2012	160,000	145,600
Pilgrim’s Pride Corp., 7.625%, 05/01/2015	190,000	26,600
Smithfield Foods, Inc., 7.75%, 07/01/2017	10,000	5,275
Tyson Foods, Inc., 6.85%, 04/01/2016	100,000	62,933

		304,508

Personal Products 0.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	30,000	17,550

Tobacco 0.2%
Altria Group, Inc.:
9.70%, 11/10/2018	100,000	101,352
9.95%, 11/10/2038	105,000	104,242

		205,594

ENERGY 4.6%
Energy Equipment & Services 0.8%
Bristow Group, Inc., 7.50%, 09/15/2017	240,000	166,800
GulfMark Offshore, Inc., 7.75%, 07/15/2014	225,000	164,250
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	181,000	121,722
Parker Drilling Co., 9.625%, 10/01/2013	264,000	219,120
PHI, Inc., 7.125%, 04/15/2013	262,000	161,130

		833,022

2

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels 3.8%
Chesapeake Energy Corp., 6.875%, 01/15/2016	$569,000	$403,990
El Paso Corp.:
7.00%, 06/15/2017	50,000	35,850
7.42%, 02/15/2037	240,000	143,844
Encore Acquisition Co., 6.00%, 07/15/2015	330,000	219,450
Exco Resources, Inc., 7.25%, 01/15/2011	125,000	96,875
Ferrellgas Partners, LP, 6.75%, 05/01/2014 144A	225,000	157,500
Forest Oil Corp.:
7.25%, 06/15/2019 144A	150,000	103,500
7.25%, 06/15/2019	175,000	120,750
Frontier Oil Corp., 6.625%, 10/01/2011	160,000	140,800
Newfield Exploration Co.:
6.625%, 04/15/2016	220,000	161,700
7.125%, 05/15/2018	115,000	82,225
Peabody Energy Corp.:
5.875%, 04/15/2016	315,000	244,125
7.875%, 11/01/2026	105,000	81,375
Petrohawk Energy Corp., 7.875%, 06/01/2015 144A	295,000	209,450
Plains Exploration & Production Co., 7.625%, 06/01/2018	235,000	157,450
Quicksilver Resources, Inc., 8.25%, 08/01/2015	70,000	45,500
Range Resources Corp.:
7.25%, 05/01/2018	45,000	35,944
7.50%, 10/01/2017	20,000	16,500
Sabine Pass LNG, LP:
7.25%, 11/30/2013	500,000	360,000
7.50%, 11/30/2016	25,000	17,375
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	55,000	35,475
Southwestern Energy Co., 7.50%, 02/01/2018 144A	85,000	72,250
Tesoro Corp.:
6.50%, 06/01/2017	380,000	224,200
6.625%, 11/01/2015	15,000	9,375
Williams Cos.:
7.125%, 09/01/2011	485,000	419,774
8.125%, 03/15/2012	95,000	82,650

		3,677,927

FINANCIALS 4.4%
Capital Markets 0.9%
E*TRADE Financial Corp.:
8.00%, 06/15/2011	5,000	2,950
7.375%, 09/15/2013	5,000	2,275
12.50%, 11/30/2017 144A	210,000	148,050
12.50%, 11/30/2017	30,000	19,800
Goldman Sachs Group, Inc.:
5.125%, 01/15/2015	25,000	20,464
6.15%, 04/01/2018	409,000	334,260
Lehman Brothers Holdings, Inc., 6.875%, 05/02/2018	55,000	5,775
Morgan Stanley:
6.625%, 04/01/2018	415,000	344,750
FRN, 5.23%, 10/15/2015	55,000	37,317

		915,641

3

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance 2.6%
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	$635,000	$368,294
5.80%, 01/12/2009	205,000	182,687
9.75%, 09/15/2010	155,000	78,309
General Electric Capital Corp.:
5.625%, 05/01/2018	100,000	92,369
5.875%, 01/14/2038	250,000	205,303
6.15%, 08/07/2037	75,000	63,703
GMAC, LLC:
5.85%, 01/14/2009	140,000	116,880
6.875%, 09/15/2011	295,000	113,411
6.875%, 08/28/2012	705,000	246,952
7.75%, 01/19/2010	255,000	135,246
FRN, 4.05%, 05/15/2009	385,000	250,731
International Lease Finance Corp.:
4.375%, 11/01/2009	40,000	34,070
4.75%, 07/01/2009	50,000	44,568
4.75%, 01/13/2012	35,000	23,700
4.875%, 09/01/2010	135,000	102,857
5.00%, 04/15/2010	5,000	3,998
5.125%, 11/01/2010	60,000	45,138
5.75%, 06/15/2011	77,000	54,301
6.375%, 03/15/2009	67,000	62,996
Sprint Capital Corp., 6.875%, 11/15/2028	575,000	282,249

		2,507,762

Diversified Financial Services 0.5%
Leucadia National Corp.:
7.125%, 03/15/2017	70,000	58,275
8.125%, 09/15/2015	438,000	382,155

		440,430

Real Estate Investment Trusts (REITs) 0.3%
Host Marriott Corp.:
7.125%, 11/01/2013	105,000	76,913
Ser. Q, 6.75%, 06/01/2016	110,000	73,700
Ventas, Inc., 7.125%, 06/01/2015	180,000	148,500

		299,113

Thrifts & Mortgage Finance 0.1%
Residential Capital, LLC:
8.50%, 05/15/2010 144A	120,000	35,400
9.625%, 05/15/2015 144A	352,000	37,840
Step Bond, 8.375%, 06/30/2010 ††	490,000	49,000

		122,240

HEALTH CARE 1.1%
Health Care Equipment & Supplies 0.0%
Universal Hospital Services, Inc., 8.50%, 06/01/2015	12,000	9,180

Health Care Providers & Services 1.1%
HCA, Inc.:
9.25%, 11/15/2016	375,000	305,625
9.625%, 11/15/2016	320,000	231,200
Humana, Inc., 7.20%, 06/15/2018	275,000	226,376
Omnicare, Inc., 6.125%, 06/01/2013	305,000	253,150

		1,016,351

4

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 2.7%
Aerospace & Defense 0.5%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	$175,000	$150,500
DRS Technologies, Inc.:
6.625%, 02/01/2016	10,000	9,975
7.625%, 02/01/2018	30,000	29,925
L-3 Communications Holdings, Inc., 5.875%, 01/15/2015	376,000	306,440

		496,840

Building Products 0.1%
Ply Gem Industries, Inc., 11.75%, 06/15/2013	85,000	50,788

Commercial Services & Supplies 0.9%
Allied Waste North America, Inc., 6.875%, 06/01/2017	5,000	4,375
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	225,000	163,125
9.25%, 05/01/2021	225,000	208,125
Corrections Corporation of America, 6.75%, 01/31/2014	25,000	22,500
Geo Group, Inc., 8.25%, 07/15/2013	30,000	26,100
Mobile Mini, Inc., 6.875%, 05/01/2015	300,000	214,500
Toll Corp., 8.25%, 02/01/2011	310,000	257,300

		896,025

Machinery 0.7%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	1,095,000	695,325

Road & Rail 0.3%
CSX Corp., 8.375%, 10/15/2014	115,000	117,483
Hertz Global Holdings, Inc., 8.875%, 01/01/2014	10,000	5,213
Kansas City Southern, 7.50%, 06/15/2009	195,000	184,762

		307,458

Trading Companies & Distributors 0.2%
United Rentals, Inc., 6.50%, 02/15/2012	200,000	141,000

INFORMATION TECHNOLOGY 1.2%
Communications Equipment 0.2%
EchoStar Corp.:
6.625%, 10/01/2014	100,000	71,750
7.125%, 02/01/2016	50,000	35,750
7.75%, 05/31/2015	100,000	74,000

		181,500

Electronic Equipment, Instruments & Components 0.8%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	270,000	240,300
Jabil Circuit, Inc., 8.25%, 03/15/2018	704,000	496,320
Sanmina-SCI Corp., 8.125%, 03/01/2016	65,000	29,575

		766,195

IT Services 0.1%
Lender Processing Services, Inc., 8.125%, 07/01/2016	55,000	46,475
Unisys Corp., 6.875%, 03/15/2010	255,000	105,825

		152,300

Semiconductors & Semiconductor Equipment 0.1%
Spansion, Inc., FRN, 5.94%, 06/01/2013 144A	490,000	105,350

MATERIALS 3.0%
Chemicals 1.2%
Airgas, Inc., 7.125%, 10/01/2018 144A	10,000	8,025
ARCO Chemical Co.:
9.80%, 02/01/2020	490,000	159,250
10.25%, 11/01/2010	30,000	22,650

5

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Huntsman, LLC:
7.375%, 01/01/2015	$65,000	$43,225
11.625%, 10/15/2010	375,000	357,187
Koppers Holdings, Inc., Sr. Disc. Note, Step Bond, 9.875%, 11/15/2014 †	225,000	175,500
Millenium America, Inc., 7.625%, 11/15/2026	400,000	66,000
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	70,000	27,475
10.125%, 12/01/2014	150,000	45,000
Mosaic Co.:
7.30%, 01/15/2028	260,000	179,779
7.625%, 12/01/2016 144A	83,000	71,482
Tronox Worldwide, LLC, 9.50%, 12/01/2012	170,000	12,750

		1,168,323

Construction Materials 0.7%
CPG International, Inc.:
10.50%, 07/01/2013	695,000	392,675
FRN, 9.90%, 07/01/2012	140,000	79,100
CRH America, Inc., 8.125%, 07/15/2018	100,000	75,500
Texas Industries, Inc., 7.25%, 07/15/2013 144A	110,000	84,150

		631,425

Containers & Packaging 0.4%
Berry Plastics Holdings Corp., 8.875%, 09/15/2014	85,000	45,475
Exopack Holding Corp., 11.25%, 02/01/2014	615,000	390,525

		436,000

Metals & Mining 0.3%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	65,000	47,177
8.375%, 04/01/2017	345,000	245,276

		292,453

Paper & Forest Products 0.4%
Georgia Pacific Corp., 8.125%, 05/15/2011	120,000	103,200
International Paper Co., 7.95%, 06/15/2018	305,000	239,770
Verso Paper Holdings, LLC, 9.125%, 08/01/2014	190,000	92,150

		435,120

TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 0.8%
Citizens Communications Co., 7.875%, 01/15/2027	190,000	94,050
FairPoint Communications, Inc., 13.125%, 04/01/2018 144A	55,000	28,325
Qwest Corp.:
6.50%, 06/01/2017	260,000	183,300
7.50%, 06/15/2023	125,000	80,625
7.875%, 09/01/2011	330,000	273,900
8.875%, 03/15/2012	125,000	103,750

		763,950

Wireless Telecommunication Services 0.7%
Centennial Communications Corp., 8.125%, 02/01/2014	355,000	353,225
Cricket Communications, Inc., 9.375%, 11/01/2014	175,000	139,781
Sprint Nextel Corp.:
6.90%, 05/01/2019	30,000	17,126
Ser. D, 7.375%, 08/01/2015	305,000	122,057
Ser. E, 6.875%, 10/31/2013	185,000	77,741

		709,930

6

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 2.9%
Electric Utilities 2.3%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	$665,000	$628,425
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	299,000	291,733
CMS Energy Corp., 8.50%, 04/15/2011	65,000	62,258
Edison Mission Energy, 7.00%, 05/15/2017	20,000	15,100
Energy Future Holdings Corp.:
10.875%, 11/01/2017 144A	105,000	68,250
11.25%, 11/01/2017 144A	225,000	120,937
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	180,244	174,837
Mirant North America, LLC, 7.375%, 12/31/2013	330,000	287,100
NRG Energy, Inc., 7.375%, 02/01/2016	230,000	187,450
Orion Power Holdings, Inc., 12.00%, 05/01/2010	367,000	357,825
Public Service Company of New Mexico, 7.95%, 04/01/2015	80,000	69,723

		2,263,638

Independent Power Producers & Energy Traders 0.5%
AES Corp.:
8.00%, 10/15/2017	20,000	13,900
8.00%, 06/01/2020 144A	115,000	74,175
Dynegy Holdings, Inc., 7.50%, 06/01/2015	10,000	7,000
Reliant Energy, Inc.:
6.75%, 12/15/2014	395,000	319,950
7.625%, 06/15/2014	70,000	53,900
7.875%, 06/15/2017	30,000	21,975

		490,900

Multi-Utilities 0.1%
PNM Resources, Inc., 9.25%, 05/15/2015	60,000	47,400

Total Corporate Bonds (cost $36,908,707)		26,150,016

YANKEE OBLIGATIONS – CORPORATE 4.5%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Videotron, Ltd., 9.125%, 04/15/2018 144A	15,000	13,275

ENERGY 1.6%
Energy Equipment & Services 0.5%
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	680,000	445,400

Oil, Gas & Consumable Fuels 1.1%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	245,000	128,625
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	1,494,000	530,370
OPTI Canada, Inc., 7.875%, 12/15/2014	1,085,000	417,725

		1,076,720

FINANCIALS 1.1%
Consumer Finance 0.3%
Avago Technologies Finance, Ltd., FRN, 8.31%, 06/01/2013	140,000	117,250
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	120,000	78,000
Virgin Media Finance plc:
8.75%, 04/15/2014	45,000	32,738
9.125%, 08/15/2016	110,000	78,100

		306,088

Diversified Financial Services 0.8%
FMG Finance Property, Ltd., 10.625%, 09/01/2016 144A	890,000	507,300
Ship Finance International, Ltd., 8.50%, 12/15/2013	300,000	211,500

		718,800

7

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
INDUSTRIALS 0.5%
Road & Rail 0.5%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	$340,000	$251,600
9.375%, 05/01/2012	345,000	276,000

		527,600

INFORMATION TECHNOLOGY 0.0%
Communications Equipment 0.0%
Nortel Networks Corp., FRN, 9.00%, 07/15/2011	110,000	36,300

MATERIALS 0.6%
Metals & Mining 0.5%
Evraz Group SA:
8.25%, 11/10/2015 144A	190,000	84,550
8.875%, 04/24/2013 144A	100,000	44,000
9.50%, 04/24/2018 144A	30,000	13,050
Novelis, Inc., 7.25%, 02/15/2015	254,000	148,590
Vedanta Resources plc, 9.50%, 07/18/2018 144A	385,000	190,575

		480,765

Paper & Forest Products 0.1%
Cascades, Inc., 7.25%, 02/15/2013	165,000	93,225

TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
Intelsat, Ltd.:
8.50%, 04/15/2013 144A	375,000	322,500
8.875%, 01/15/2015 144A	120,000	100,800
Vimpel Communications:
8.375%, 04/30/2013 144A	5,000	2,775
9.125%, 04/30/2018 144A	555,000	246,975

		673,050

UTILITIES 0.0%
Electric Utilities 0.0%
InterGen NV, 9.00%, 06/30/2017 144A	30,000	24,150

Total Yankee Obligations – Corporate (cost $7,822,177)		4,395,373

	Shares	Value

COMMON STOCKS 84.1%
ENERGY 2.5%
Oil, Gas & Consumable Fuels 2.5%
El Paso Corp.	75,000	554,250
Southwestern Energy Co. *	30,000	1,031,100
Williams Cos.	50,000	811,000

		2,396,350

INDUSTRIALS 2.4%
Industrial Conglomerates 2.4%
Otter Tail Corp.	125,000	2,348,750

INFORMATION TECHNOLOGY 0.0%
Communications Equipment 0.0%
Neutral Tandem, Inc.	2,000	29,420

8

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 16.4%
Diversified Telecommunication Services 11.8%
BCE, Inc.	20,000	$395,800
Chunghwa Telecom Co., Ltd., ADR	121,000	1,892,440
D&E Communications, Inc.	100,000	749,000
Shenandoah Telecommunications Co. +	80,369	1,997,973
Telstra Corp., Ltd.	1,750,000	4,669,572
TELUS Corp.	27,900	884,376
Windstream Corp.	100,000	886,000

		11,475,161

Wireless Telecommunication Services 4.6%
American Tower Corp., Class A *	80,000	2,179,200
Rogers Communications, Inc., Class B	65,000	1,760,200
Sprint Nextel Corp.	200,500	559,395

		4,498,795

UTILITIES 62.8%
Electric Utilities 44.4%
Allegheny Energy, Inc.	100,000	3,525,000
DPL, Inc.	225,000	4,684,500
E.ON AG, ADR	100,000	3,485,000
Edison International	75,000	2,505,000
El Paso Electric Co.	75,000	1,351,500
Enel SpA	500,000	3,137,497
Entergy Corp.	70,000	5,957,000
Exelon Corp.	90,000	5,058,900
FirstEnergy Corp.	47,000	2,753,260
Fortum Oyj	75,000	1,505,834
ITC Holdings Corp.	36,000	1,512,000
Maine & Maritimes Corp.	1,135	40,009
Northeast Utilities	71,900	1,675,270
Southern Co.	150,000	5,448,000
TERNA SpA	250,000	741,988

		43,380,758

Independent Power Producers & Energy Traders 2.0%
Ormat Technologies, Inc.	65,000	1,956,500

Multi-Utilities 12.0%
CenterPoint Energy, Inc.	100,000	1,293,000
PNM Resources, Inc.	50,000	522,500
Puget Energy, Inc.	70,000	1,713,600
Sempra Energy	100,000	4,667,000
Suez Environnement SA	40,000	688,585
United Utilities Group plc	300,000	2,794,038
Wisconsin Energy Corp.	1,500	65,190

		11,743,913

Water Utilities 4.4%
American Water Works Co., Inc.	55,000	1,115,400
Pennichuck Corp.	150,000	3,148,500

		4,263,900

Total Common Stocks (cost $96,905,245)		82,093,547

ESCROW SHARES 0.0%
Mirant Corp. Escrow * + ☐ (cost $0)	5,000,000	0

9

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

LOANS 2.3%
CONSUMER DISCRETIONARY 0.7%
Ford Motor Co., FRN, 4.43%, 12/15/2013	$403,732	$160,734
General Motors Corp., FRN, 5.80%, 11/29/2013	438,883	175,421
Idearc, Inc.:
N/A, 11/13/2013 <	25,000	10,110
FRN, 3.44%-5.77%, 11/17/2014	214,603	70,819
Newsday, LLC, 9.75%, 07/15/2013	150,000	123,333
Tropicana Entertainment, LLC, FRN, 5.75%-8.25%, 01/03/2012	685,000	184,957

		725,374

CONSUMER STAPLES 0.3%
Merisant Co., FRN, 6.92%, 01/11/2010	303,787	273,606

ENERGY 0.2%
Alon Krotz Springs, Inc., FRN, 10.75%, 07/03/2014	90,000	75,030
Semgroup Energy Partners, N/A, 07/20/2012 <	155,000	110,470

		185,500

FINANCIALS 0.1%
Realogy Corp., FRN, 5.71%-7.00%, 09/01/2014	174,558	101,876
INDUSTRIALS 0.3%
Clarke American Corp., FRN, 6.26%-6.38%, 02/28/2014	205,230	127,536
Neff Corp., FRN, 6.40%, 11/30/2014	705,000	155,100

		282,636

INFORMATION TECHNOLOGY 0.1%
Activant Solutions, Inc., FRN, 6.06%-6.875%, 05/02/2013	116,527	72,828

		72,828

MATERIALS 0.6%
Boise Paper Holdings, LLC, FRN, 10.00%-11.00%, 02/15/2015	60,000	45,215
Georgia Pacific Corp., FRN, 2.76%-5.26%, 12/22/2012	100,000	77,250
Graham Packaging Co., N/A, 10/07/2011 <	100,000	78,491
Lyondell Chemical Co., FRN, 7.00%, 12/20/2014 <	896,378	372,517

		573,473

Total Loans (cost $4,084,473)		2,215,293

DEPOSITORY SHARES 0.0%
JPMorgan Chase & Co., 7.90%, 12/31/2049 (cost $40,704)	55,000	43,163

	Shares	Value

SHORT-TERM INVESTMENTS 4.6%
MUTUAL FUND SHARES 4.6%
Evergreen Institutional Money Market Fund, Class I, 2.09% q ø ## (cost $4,500,182)	4,500,182	4,500,182

Total Investments (cost $150,261,488) 122.3%		119,397,574
Other Assets and Liabilities (22.3%)		(21,778,446)

Net Assets 100.0%		$97,619,128

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

††	The rate shown is the stated rate at the current period end.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities and/or unfunded loans.

10

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

Summary of Abbreviations

ADR	American Depository Receipt
FRN	Floating Rate Note

The following table shows the percent of total long-term investments by geographic location as of November 30, 2008:

United States	78.3%
Australia	4.5%
Italy	3.4%
Canada	3.0%
Germany	3.0%
United Kingdom	2.7%
Taiwan	1.7%
Finland	1.3%
Bermuda	0.6%
France	0.6%
Mexico	0.5%
Ireland	0.2%
Luxemburg	0.1%
Singapore	0.1%

100.0%

At November 30, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

09/20/2013	Deutsche Bank	General Electric, 4.25%, 05/15/2011	$65,000	4.00%	Quarterly	$(1,940)
12/20/2013	Citigroup	General Electric Capital, 6.00%, 06/15/2012	25,000	4.90%	Quarterly	144
12/20/2013	Citigroup	General Electric Capital, 6.00%, 06/15/2012	90,000	6.65%	Quarterly	6,415
12/20/2013	Goldman Sachs	General Electric Capital, 6.00%, 06/15/2012	75,000	4.50%	Quarterly	(692)

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

12/20/2013	Deutsche Bank	Expedia, Inc., 7.46%, 08/01/2018	$155,000	3.50%	Quarterly	$15,916
12/20/2013	Goldman Sachs	Humana, Inc., 6.30%, 12/22/2008	155,000	3.75%	Quarterly	642
12/20/2013	Goldman Sachs	Sun Microsystem, Inc., 0.75%, 02/01/2014	130,000	1.55%	Quarterly	3,461
12/20/2013	JPMorgan	Expedia, Inc., 7.46%, 08/01/2018	95,000	5.35%	Quarterly	3,059
12/20/2013	UBS	Motorola, Inc., 6.50%, 09/01/2025	150,000	2.55%	Quarterly	6,310
12/20/2013	UBS	Motorola, Inc., 6.50%, 09/01/2025	110,000	2.58%	Quarterly	4,488
12/20/2013	UBS	Pulte Homes, Inc., 5.25%, 01/15/2014	240,000	2.45%	Quarterly	18,832
12/20/2013	UBS	Pulte Homes, Inc., 5.25%, 01/15/2014	80,000	2.43%	Quarterly	6,339

On November 30, 2008, the aggregate cost of securities for federal income tax purposes was $150,953,498. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,252,706 and $35,808,629, respectively, with a net unrealized depreciation of $31,555,923.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

11

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of November 30, 2008, the Fund had unfunded loan commitments of $273,663.

Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. The guarantor agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. As guarantor, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As counterparty, the Fund could be exposed to risks if the guarantor defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

Valuation hierarchy

On September 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2008 the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$86,593,729	$0
Level 2 – Other Significant Observable Inputs	32,803,845	62,974
Level 3 – Significant Unobservable Inputs	0	0

Total	$119,397,574	$62,974

*	Other financial instruments include swap contracts.

12

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Utilities and High Income Fund

By:
W. Douglas Munn Principal Executive Officer

Date: January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
W. Douglas Munn Principal Executive Officer

Date: January 29, 2009

By:
Kasey Phillips Principal Financial Officer

Date: January 29, 2009